Employee benefits - Employee benefits - Current and Non-current - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits
Total employee benefits	€ 4,985	€ 5,113	€ 4,176
o/w non-current employee benefits	2,567	2,798	1,984	€ 2,353	€ 2,670
o/w current employee benefits	€ 2,418	€ 2,316	€ 2,192